LOANS RECOGNIZED AS A RESULT OF PAYMENTS UNDER THE GUARANTEES	12 Months Ended
Mar. 31, 2023
LOAN RECOGNIZED AS A RESULT OF PAYMENT UNDER THE GUARANTEE
LOANS RECOGNIZED AS A RESULT OF PAYMENTS UNDER THE GUARANTEES

4. LOANS RECOGNIZED AS A RESULT OF PAYMENTS UNDER GUARANTEES

The Group used to provide loan facilitation related guarantee service before April 2020. The third-party financing partners offered financing solutions to the Borrowers and the Group was required to provide a guarantee. In the event of a payment default from the Borrower, the Group was required to repay the monthly instalment or full amount of outstanding loan to the financing partner as the guarantor. As such, the Group recognized loan receivables as a result of payment under the guarantee deducted by an allowance to its expected recoverable amounts in the consolidated balance sheets.

	March 31, 2022	March 31, 2023
	RMB	RMB

Loans recognized as a result of payments under guarantees	379,259	10,337
Less: provision for credit losses	(324,371)	(10,337)
	54,888	—

An aging analysis of loans recognized as result of payments under guarantees was as follows:

	March 31, 2022	March 31, 2023
	RMB	RMB

Up to 6 months	70,188	1,756
6 months to 12 months	7,555	460
Over 12 months	301,516	8,121
	379,259	10,337

The Group relies on the consumers’ credit history, loan-to-value ratio and other certain application information to evaluate and rank their respective risk on an ongoing basis. The credit grades represent the relative likelihood of repayment. Customers assigned a grade of “Normal” are determined to have the highest probability of repayment, customers assigned a grade of “Attention” are determined to have a lower probability of repayment, and customers assigned a grade of “Secondary” are determined to have a lowest probability of repayment. Loan performance is reviewed on a recurring basis to identify whether the assigned grades adequately reflect the customers’ likelihood of repayment.

The balance of loans recognized as a result of payments under guarantees by grade of monitored credit risk quality indicator as of March 31, 2022 and 2023 were listed as below:

	March 31, 2022	March 31, 2023
	RMB	RMB

Normal	10,267	—
Attention	121,209	—
Secondary	247,783	10,337
	379,259	10,337

The movement of provision for credit losses for the fiscal years ended March 31, 2021, 2022 and 2023 was as follows:

	For the fiscal years ended March 31,
	2021	2022	2023
	RMB	RMB	RMB

Beginning balance of the period	(2,190,575)	(1,182,609)	(324,371)
Additions	(68,578)	—	—
Provision for credit losses	(29,272)	(94)	(1,770)
Write-offs	252,508	13,093	308,847
Bought out by certain non-bank financing institutions without recourse	845,305	821,496	—
Payments from the borrowers or other recoveries	8,003	23,743	6,957
Ending balance of the period	(1,182,609)	(324,371)	(10,337)

The following table explains the changes in the provision of credit losses by grade of monitored credit risk quality indicator as of March 31, 2023:

	Normal	Attention	Secondary	Total
	RMB	RMB	RMB	RMB

Beginning balance of the period	(1,805)	(74,783)	(247,783)	(324,371)
(Provision for)/reversal of credit losses	(8,126)	(4,844)	11,200	(1,770)
Write-offs	3,341	74,519	230,987	308,847
Payments from the borrowers or other recoveries	—	297	6,660	6,957
Transfer from Normal to Secondary	6,590	—	(6,590)	—
Transfer from Attention to Secondary	—	4,811	(4,811)	—
Ending balance of the period	—	—	(10,337)	(10,337)